Cover	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	CHUY’S HOLDINGS, INC.
Entity Central Index Key	0001524931
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35603
Entity Tax Identification Number	20-5717694
Entity Address, Address Line One	1623 Toomey Rd.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(512)
Local Phone Number	473-2783
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CHUY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false